Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt

(6)  Long-term Debt

We had the following long-term debt balances outstanding (in thousands):

	December 31, 2012	December 31, 2011
A term loans(1)(2)	$878,438	$917,188
B term loans(1)	913,438	922,688
Incremental B-1 term loans(1)	247,500	250,000
Incremental B-2 term loans(1)	196,739	—
Revolving line of credit(1)	22,500	—
7.25% Senior notes	450,000	—
7.875% Senior notes	1,809	245,621
9% Senior subordinated notes	392,933	391,233
8.625% Senior subordinated notes	400,000	400,000
3% Convertible senior subordinated notes	150,000	150,000
Other lines of credit	31,957	19,603
Other	3,593	32,210

	3,688,907	3,328,543
Less: Current portion	(60,232)	(61,092)

	$3,628,675	$3,267,451

(1)	Incurred under our secured credit facility.

(2)	Includes “A” term loans and “Delayed Draw” term loans under our secured credit facility.

In connection with our significant long-term debt issuances, we recorded interest expense, including amortization and write-offs of deferred financing costs and original issue discounts, in our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010, respectively, as follows (in thousands):

	2012		2011		2010
Secured credit facility(1)	$104,916		$41,478		$—
Former secured credit facility(2)	—		53,841	(3)	60,594
7.25% Senior notes	1,994		—		—
7.875% Senior notes	44,994	(4)	22,291		21,300
9% Senior subordinated notes	41,474		40,248		38,337
8.625% Senior subordinated notes	37,096		36,437		9,892
3% Convertible senior subordinated notes	4,984		4,988		4,986

	$235,458		$199,283		$135,109

(1)	Includes “A” term loans, including the “Delayed-Draw” term loans; “B” term loans; “Incremental B-1” term loans; “Incremental B-2” term loans; and revolving line-of-credit loans. The amount includes $5.0 million and $2.9 million in 2012 and 2011, respectively, related to the amortization of fees paid for certain debt modifications.

(2)	Consists of loans under our former First Lien Credit Agreement and Second Lien Credit Agreement.

(3)	Amount includes approximately $29.7 million recorded in connection with the termination of our former secured credit facility and related interest rate swap agreement, coupled with the amortization of fees paid for certain debt modifications.

(4)	Amount includes approximately $23.2 million loss recorded in connection with the repurchase of substantially all of our 7.875% senior notes. Included in the $23.2 million is a $12.3 million make-whole payment which has been classified within cash flow from financing activities in our consolidated statement of cash flows.

The following describes each of the debt instruments listed above:

(a)  Secured Credit Facility

On June 30, 2011, we entered into a Credit Agreement, or secured credit facility, with certain lenders, General Electric Capital Corporation as administrative agent and collateral agent, and certain other agents and arrangers, and, along with certain of our subsidiaries, a related guaranty and security agreement. On December 7, 2011, we entered into an amendment to our secured credit facility to provide an additional term loan facility for the “Incremental B-1” term loans described below (all of which we borrowed on that date). On March 28, 2012, we entered into a further amendment to our secured credit facility to provide an additional term loan facility for the “Incremental B-2” term loans described below (all of which we borrowed on that date). The secured credit facility, as amended, provides for credit facilities totaling $2.55 billion in the aggregate, consisting of term loans in the aggregate principal amount of $2.3 billion (consisting of “A” term loans (including “Delayed Draw” term loans) in the aggregate principal amount of $925.0 million, “B” term loans in the aggregate principal amount of $925.0 million, “Incremental B-1” term loans in the aggregate principal amount of $250.0 million and “Incremental B-2” term loans in the aggregate principal amount of $200.0 million), all of which we have fully drawn, and, subject to our continued compliance with the secured credit facility, a $250.0 million revolving line of credit (which includes a $50.0 million sublimit for the issuance of letters of credit).

We must repay the “A” term loans (excluding the “Delayed Draw” term loans) in eighteen consecutive quarterly installments, which began on December 31, 2011 and continue through March 31, 2016, in the amount of $7,812,500 each, and a final installment on June 30, 2016, in the amount of $484,375,000; we must repay the “Delayed-Draw” term loans included within the “A” term loans in fifteen consecutive quarterly installments, which began on September 30, 2012 and continue through March 31, 2016, in the amount of $3,750,000 each, and a final installment on June 30, 2016, in the amount of $243,750,000. We must repay the “B” term loans in twenty-two consecutive quarterly installments, which began on December 31, 2011 and continue through March 31, 2017, in the amount of $2,312,500 each, and a final installment on June 30, 2017, in the amount of $874,125,000. We must repay the “Incremental B-1” term loans in twenty-one consecutive quarterly installments, which began on March 31, 2012 and continue through March 31, 2017, in the amount of $625,000 each, and a final installment on June 30, 2017, in the amount of $236,875,000. We must repay the “Incremental B-2” term loans in twenty consecutive quarterly installments, which began on June 30, 2012 and continue through March 31, 2017, in the amount of $500,000 each, and a final installment on June 30, 2017, in the amount of $190,000,000. We have paid in full all installments of all term loans due on or before December 31, 2012. We may repay any borrowings under the revolving line of credit at any time without premium or penalty, but we must repay all such borrowings in no event later than June 30, 2016. Notwithstanding the foregoing, and subject to certain exceptions provided for in the Credit Agreement, in the event that any of our existing 9% senior subordinated notes or existing 3% convertible senior subordinated notes remain outstanding on the date that is six months prior to the relevant maturity date thereof, respectively, then all of the term loans and revolving credit loans under the secured credit facility shall instead mature in full on the relevant prior date.

The “A” term loans (including the “Delayed Draw” term loans) and our borrowings under the revolving credit facility bear interest at a rate per annum of, at our option, either (i) the Base Rate, as defined in the Credit Agreement, plus an applicable margin, which varies between 1.75% and 2.50% depending on our consolidated secured leverage ratio, or (ii) the Eurodollar Rate, as defined in the Credit Agreement, plus an applicable margin, which varies between 2.75% and 3.50% depending on our consolidated secured leverage ratio. The “B” term loans, the “Incremental B-1” term loans and the “Incremental B-2” term loans bear interest at a rate per annum of, at our option, either (i) the Base Rate, as defined in the Credit Agreement, plus an applicable margin, which varies between 2.50% and 3.25% depending on our consolidated secured leverage ratio, or (ii) the Eurodollar Rate, as defined in the Credit Agreement, plus an applicable margin, which varies between 3.50% and 4.25% depending on our consolidated secured leverage ratio. Interest on “B” term loans, “Incremental B-1” term loans and “Incremental B-2” term loans based on the Eurodollar Rate is subject to a 1.00% floor with respect to the base Eurodollar Rate. We are required to pay a fee on the unused portion of the revolving credit facility at a rate per annum of 0.50%. As of December 31, 2012, the “A” term loans (including the “Delayed-Draw” term loans), the “B” term loans, the “Incremental B-1” term loans, the “Incremental B-2” term loans and the revolving line of credit loans bore interest at rates of 3.21%, 4.75%, 4.75%, 4.75% and 3.21%, respectively, per annum.

As of December 31, 2012, we were in compliance with all financial covenants related to the above debt, which consisted principally of a maximum consolidated secured leverage ratio, a minimum consolidated interest coverage ratio and a limit on capital expenditures.

As of December 31, 2012, accrued interest related to the secured credit facility amounted to $1.4 million.

(b)  First Lien Credit Agreement and Second Lien Credit Agreement

In connection with entering into the secured credit facility on June 30, 2011, we repaid in full all outstanding indebtedness under and terminated our First Lien Credit Agreement, or senior secured credit facility, and our Second Lien Credit Agreement, or junior secured credit facility (and, collectively with the senior secured credit facility, our former secured credit facility), each dated June 26, 2007, with certain lenders, General Electric Capital Corporation, as administrative agent and collateral agent, and certain other agents and arrangers, and certain related guaranty and security agreements. The aggregate outstanding principal amount of the loans repaid under our former secured credit facility in connection with the termination thereof was approximately $1.2 billion.

In August 2007, we entered into interest rate swap contracts, with an effective date of September 28, 2007, that had a total notional value of $350.0 million and an original maturity date of September 28, 2010. These interest rate swap contracts paid us variable interest at the three-month LIBOR rate, and we paid the counterparties a fixed rate of 4.85%. In March 2009, we extended our August 2007 interest rate hedge for an additional two-year period commencing in September 2010 at a one-month LIBOR rate of 2.54%. These interest rate swap contracts were entered into to convert $350.0 million of the $1.2 billion variable rate term loans under our former secured credit facility into fixed rate debt. In connection with entering into the secured credit facility on June 30, 2011, we paid $10.1 million to terminate these interest rate swap contracts which was recorded in interest expense, including amortization of original issue discounts and deferred financing costs, in our consolidated statements of operations.

In January 2009, we entered into interest rate swap contracts, with an effective date of January 14, 2009, that had a total notional value of $500.0 million and a maturity date of January 5, 2011. These interest rate swap contracts paid us variable interest at the one-month LIBOR rate, and we paid the counterparties a fixed rate of 1.195%. These interest rate swap contracts were entered into to convert $500.0 million of the $1.2 billion variable rate term loan under our former secured credit facility into fixed rate debt. We did not extend the terms of these interest rate swap contracts after January 5, 2011.

(c)  7.25% Senior Notes

On December 11, 2012, we sold a total of $450.0 million aggregate principal amount of 7.25% senior notes due 2018, or the 7.25% senior notes, in a private placement to initial purchasers, who agreed to resell the notes only to qualified institutional buyers and to persons outside the United States; we sold the 7.25% senior notes at an initial offering price of 100%. Net proceeds from this offering amounted to $443.2 million, which was net of the underwriters’ commissions and offering expenses totaling $6.8 million. We used $267.4 million of the net proceeds to purchase $248.2 million outstanding principal amount of the 7.875% senior notes as described below and $170.0 million to pay down a portion of the outstanding balance under our revolving line of credit.

The 7.25% senior notes were issued under an indenture dated August 11, 2009, as amended or supplemented, the 7.25% Indenture. The 7.25% senior notes accrue interest at the rate of 7.25% per annum. Interest on the 7.25% senior notes is payable semi-annually on June 15 and December 15, beginning on June 15, 2013. The 7.25% senior notes mature on July 1, 2018, unless earlier redeemed.

We may redeem the 7.25% senior notes, in whole or part, at any time on or after December 15, 2015, by paying the principal amount of the notes being redeemed plus a declining premium, plus accrued and unpaid interest to, but excluding, the redemption date. The premium declines from 3.625% during the twelve months on and after December 15, 2015 to 1.813% during the six months on and after December 15, 2016 to zero on and after June 15, 2017. At any time prior to December 15, 2015, we may redeem up to 35% of the aggregate principal amount of the 7.25% senior notes with money that we raise in certain equity offerings, so long as (i) we pay 107.25% of the principal amount of the notes being redeemed, plus accrued and unpaid interest to, but excluding, the redemption date; (ii) we redeem the notes within 90 days of completing such equity offering; and (iii) at least 65% of the aggregate principal amount of the 7.25% senior notes remains outstanding afterwards. In addition, at any time prior to December 15, 2015, we may redeem some or all of the 7.25% senior notes by paying the principal amount of the notes being redeemed plus a make-whole premium, plus accrued and unpaid interest to, but excluding, the redemption date.

If a change of control occurs, subject to specified conditions, we must give holders of the 7.25% senior notes an opportunity to sell their notes to us at a purchase price of 101% of the principal amount of the notes, plus accrued and unpaid interest to, but excluding, the date of the purchase.

If we, or our subsidiaries, engage in asset sales, we, or they, generally must either invest the net cash proceeds from such sales in our or their businesses within a specified period of time, prepay certain indebtedness or make an offer to purchase a principal amount of the 7.25% senior notes equal to the excess net cash proceeds, subject to certain exceptions. The purchase price of the notes would be 100% of their principal amount, plus accrued and unpaid interest.

The 7.25% senior notes are unsecured and are equal in right of payment to all of our existing and future senior debt, including our borrowings under our secured credit facility. Our obligations under the 7.25% senior notes and the 7.25% Indenture are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior basis by certain of our domestic subsidiaries, and the obligations of such domestic subsidiaries under their guarantees are equal in right of payment to all of their existing and future senior debt. See Note 24 for guarantor financial information.

The 7.25% Indenture contains covenants that limit our ability, and the ability of our subsidiaries, to, among other things, incur additional debt; pay dividends on capital stock or redeem, repurchase or retire capital stock or subordinated debt; make certain investments; create liens on assets; transfer or sell assets; engage in transactions with affiliates; create restrictions on our or their ability pay dividends or make loans, asset transfers or other payments to us or them; issue capital stock; engage in any business, other than our or their existing businesses and related businesses; enter into sale and leaseback transactions; incur layered indebtedness; and consolidate, merge or transfer all or substantially all of our, or their, assets, taken as a whole. These covenants are subject to certain exceptions and qualifications. The 7.25% Indenture contains customary events of default entitling the trustee or the holders of the 7.25% senior notes to declare all amounts owed pursuant to the 7.25% senior notes immediately payable if we violate certain of our obligations.

As of December 31, 2012, accrued interest related to the 7.25% senior notes amounted to $1.9 million.

(d)  7.875% Senior Notes

During the third quarter of 2009, we sold a total of $250.0 million aggregate principal amount of 7.875% senior notes due 2016, or the 7.875% senior notes, in two separate transactions on August 11, 2009 and September 28, 2009. Net proceeds from these offerings amounted to approximately $240.0 million, which was net of underwriters’ commissions totaling $3.7 million and original issue discount totaling $6.3 million. The 7.875% senior notes were issued under an indenture dated August 11, 2009, as amended or supplemented, the 7.875% Indenture. The 7.875% senior notes accrued interest from the dates of their respective issuances at the rate of 7.875% per annum. Interest on the notes was payable semi-annually on February 1 and August 1, commencing on February 1, 2010. The terms of the notes provided that they matured on February 1, 2016, unless earlier redeemed.

In December 2012, we used $267.4 million of the net proceeds of our sale of the 7.25% senior notes to purchase $248.2 million outstanding principal amount of the 7.875% senior notes. The purchased 7.875% senior notes represented 99.3% of the total then-outstanding principal amount of the 7.875% senior notes.

On February 13, 2013, we redeemed the remaining $1.8 million outstanding principal amount of the 7.875% senior notes pursuant to our optional redemption right under the 7.875% Indenture, and we subsequently terminated the 7.875% Indenture.

As of December 31, 2012, accrued interest related to the 7.875% senior notes amounted to $0.1 million.

(e)  Senior Subordinated Notes

On May 12, 2009, we sold $400.0 million aggregate principal amount of 9% senior subordinated notes due 2016, or the 9% subordinated notes, in a public offering at an initial offering price of 96.865%. Net proceeds from this offering amounted to $379.5 million, which was net of underwriters’ commissions totaling $8.0 million and original issue discount totaling $12.5 million.

On September 21, 2010, we sold $400.0 million aggregate principal amount of 8.625% senior subordinated notes due 2018, or the 8.625% subordinated notes, in a private placement to initial purchasers, who agreed to resell the notes only to qualified institutional buyers and to persons outside the United States; we sold the 8.625% subordinated notes at an initial offering price of 100%. Net proceeds from this offering amounted to $393.0 million, which was net of underwriters’ commissions totaling $7.0 million. These notes were subsequently exchanged for new notes having substantially the same terms in an exchange offer registered under the Securities Act. We refer to the 9% subordinated notes and the 8.625% subordinated notes collectively as our senior subordinated notes.

The 9% subordinated notes, which were issued under an indenture dated May 12, 2009, as amended or supplemented, accrue interest from the date of their issuance, or May 12, 2009, at the rate of 9% per annum. Interest on the 9% subordinated notes is payable semi-annually on May 15 and November 15, beginning on November 15, 2009. The 9% subordinated notes mature on May 15, 2016, unless earlier redeemed. The 8.625% subordinated notes, which were issued under a supplemental indenture dated September 21, 2010, as amended or supplemented, accrue interest from the date of their issuance, or September 21, 2010, at the rate of 8.625% per annum. Interest on the 8.625% notes is payable semi-annually on April 1 and October 1, beginning on April 1, 2011. The 8.625% subordinated notes mature on October 1, 2018, unless earlier redeemed.

We may redeem the 9% subordinated notes, in whole or part, at any time (which may be more than once) on or after May 15, 2013, by paying the principal amount of the notes being redeemed plus a declining premium, plus accrued and unpaid interest to, but excluding, the redemption date. The premium declines from 4.50% during the twelve months after May 15, 2013 to 2.25% during the twelve months after May 15, 2014 to zero on and after May 15, 2015. In addition, at any time prior to May 15, 2013, we may redeem some or all of the 9% subordinated notes by paying the principal amount of the notes being redeemed plus a make-whole premium, plus accrued and unpaid interest to, but excluding, the redemption date.

We may redeem the 8.625% subordinated notes, in whole or part, at any time (which may be more than once) on or after October 1, 2014, by paying the principal amount of the notes being redeemed plus a declining premium, plus accrued and unpaid interest to, but excluding, the redemption date. The premium declines from 4.313% during the twelve months on and after October 1, 2014 to 2.156% during the twelve months on and after October 1, 2015 to zero on and after October 1, 2016. Prior to October 1, 2013, we may redeem, in whole or part, at any time (which may be more than once), up to 35% of the aggregate principal amount of the 8.625% subordinated notes with money that we raise in certain equity offerings so long as (i) we pay 108.625% of the principal amount of the notes being redeemed, plus accrued and unpaid interest to, but excluding, the redemption date; (ii) we redeem the notes within 90 days of completing such equity offering; and (iii) at least 65% of the aggregate principal amount of the 8.625% subordinated notes, including any 8.625% subordinated notes issued after September 21, 2010, remains outstanding afterwards. In addition, at any time prior to October 1, 2014, we may redeem some or all of the 8.625% subordinated notes by paying the principal amount of the notes being redeemed plus a make-whole premium, plus accrued and unpaid interest to, but excluding, the redemption date.

If a change of control occurs, subject to specified conditions, we must give holders of the senior subordinated notes an opportunity to sell their notes to us at a purchase price of 101% of the principal amount of the notes, plus accrued and unpaid interest to, but excluding, the date of the purchase.

If we, or our subsidiaries, engage in asset sales, we, or they, generally must either invest the net cash proceeds from such sales in our or their businesses within a specified period of time, prepay senior debt or make an offer to purchase a principal amount of the senior subordinated notes (on a pro rata basis with respect to the 9% subordinated notes and the 8.625% subordinated notes) equal to the excess net cash proceeds, subject to certain exceptions. The purchase price of the senior subordinated notes would be 100% of their principal amount, plus accrued and unpaid interest.

The senior subordinated notes are unsecured and are subordinated in right of payment to all of our existing and future senior debt, including our borrowings under our secured credit facility and our senior notes, and equal in right of payment to our 3% convertible senior subordinated notes. Our obligations under the senior subordinated notes and the indentures under which they were issued are fully and unconditionally guaranteed, jointly and severally, on an unsecured senior subordinated basis by certain of our domestic subsidiaries, and the obligations of such domestic subsidiaries under their guarantees are subordinated in right of payment to all of their existing and future senior debt, including their guarantees with respect to our secured credit facility and our senior notes. See Note 24 for guarantor financial information.

The indentures under which the senior subordinated notes were issued contain covenants that limit our ability, and the ability of our subsidiaries, to, among other things, incur additional debt; pay dividends on capital stock or redeem, repurchase or retire capital stock or subordinated debt; make certain investments; create liens on assets; transfer or sell assets; engage in transactions with affiliates; create restrictions on our or their ability pay dividends or make loans, asset transfers or other payments to us or them; issue capital stock; engage in any business, other than our or their existing businesses and related businesses; enter into sale and leaseback transactions; incur layered indebtedness; and consolidate, merge or transfer all or substantially all of our, or their, assets, taken as a whole. These covenants are subject to certain exceptions and qualifications. These indentures contain customary events of default entitling the trustee or the holders of the relevant senior subordinated notes to declare all amounts owed pursuant the relevant senior subordinated notes immediately payable if we violate certain of our obligations with respect thereto.

As of December 31, 2012, accrued interest related to the 9% subordinated notes and the 8.625% subordinated notes amounted to $4.5 million and $8.6 million, respectively.

(f)  3% Convertible Senior Subordinated Notes

On May 14, 2007, we sold $150.0 million principal amount of 3% convertible senior subordinated notes due 2016, or the 3% convertible senior subordinated notes, in a private placement to qualified institutional buyers, at an initial offering price of 100%. At the initial conversion price of $52.30, the 3% convertible senior subordinated notes were convertible into an aggregate of 2.9 million shares of our common stock. The conversion price was subject to adjustment one year from the date of sale. Based upon the daily volume-weighted price per share of our common stock for the thirty consecutive trading days ending May 9, 2008, the conversion price decreased from $52.30 to $43.98 in May 2008. The decrease in conversion price resulted in additional shares of our common stock becoming issuable upon conversion of the 3% convertible senior subordinated notes. The 3% convertible senior subordinated notes are now convertible into 3.4 million shares of our common stock at a conversion price of $43.98. Interest accrues at 3% per annum, compounded daily, on the outstanding principal amount of the 3% convertible senior subordinated notes and is payable in arrears on May 15th and November 15th of each year, beginning on November 15, 2007. We have paid in full all installments of interest on the 3% convertible senior subordinated notes due on or before December 31, 2012.

We may not redeem the 3% convertible senior subordinated notes prior to their stated maturity. In the event of certain fundamental changes (as defined in the indenture governing the 3% convertible senior subordinated notes) or a termination of trading of our common stock (as described in such indenture), we may be required to repurchase the 3% convertible senior subordinated notes for cash at a price equal to 100% of the unconverted principal amount thereof plus any accrued but unpaid interest. The 3% convertible senior subordinated notes are unsecured and are subordinated in right of payment to all of our existing and future senior debt, including borrowings under our secured credit facility and our senior notes, and equal in right of payment to our senior subordinated notes. The indenture governing the 3% convertible senior subordinated notes contains customary events of default entitling the trustee or the holders thereof to declare all amounts owed pursuant to the 3% convertible senior subordinated notes immediately payable if we violate certain of our obligations with respect thereto.

As of December 31, 2012, accrued interest related to the 3% convertible senior subordinated notes amounted to $0.6 million.

(g)  Lines of Credit

Some of our subsidiaries maintain local lines of credit for short-term advances. Total available credit under the local lines of credit is approximately $19.7 million, of which $9.5 million was borrowed and outstanding as of December 31, 2012.

(h)  Other Debt

Included in other debt for the year ended December 31, 2012 are borrowings by certain of our subsidiaries from various financial institutions. The borrowed funds are primarily used to fund capital expenditures and working capital requirements. Interest expense on these borrowings was $5.1 million for the year ended December 31, 2012.

(i)  Maturities of Long-Term Debt

The following is a summary of the maturities of long-term debt outstanding on December 31, 2012 (in thousands):

2013	$60,232
2014	48,745
2015	49,304
2016	1,380,335
2017	1,304,904
Thereafter	854,251

3,697,771
Less: Original issue discounts	(8,864)

$3,688,907